COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6:- COMMITMENTS AND CONTINGENCIES

Legal proceedings:

On March 28, 2024, a putative class action lawsuit was filed in the Delaware Court of Chancery against several former officers and directors of Collective Growth (the “Defendants”) which relates to events preceding the Transactions. Under the Transactions agreements, the Company may be required to honor all rights to indemnification or exculpation existing in favor of the directors and officers of Collective Growth, as were in effect prior to the Closing Date, solely with respect to any matters occurring on or prior to the Closing Date. The lawsuit generally alleges that the Defendants impaired Collective Growth’s public stockholders’ ability to exercise their redemption on an informed basis in connection with the Transactions, by failing to disclose material information in the proxy statement concerning the Defendants’ interests relating to the Transactions and the net cash per share that Collective Growth could contribute to the Transactions. The lawsuit asserts claims for breach of fiduciary duty and unjust enrichment.

On August 9, 2024, an amended complaint was filed, and in response, on August 23, 2024, the Defendants’ legal counsel filed a motion to dismiss. On November 19, 2025, the court granted the Defendants’ motion to dismiss with prejudice. On the same day, November 19, 2025, the plaintiff filed a notice of appeal. On January 9, 2026, the plaintiff filed its opening appellate brief. On February 9, 2026, the Defendants filed their answering appellate brief. Plaintiff filed its reply brief on February 27, 2026, and briefing on plaintiff’s appeal was completed.

The Defendants intend to vigorously defend against the claim.

As of the date hereof, the Company, with advice of its legal counsel, is unable to estimate the likelihood of an outcome, favorable or unfavorable to the Company. Hence, an estimated liability has not been recorded in the interim consolidated financial statements.

Other than noted above, the Company is currently not part, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on the Company's business, financial position, results of operations or cash flows.